S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 22, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

Sponsor and the Initial Shareholders(1)

5,750,000 shares of Pubco Common Stock upon conversion of 5,750,000 Founder Shares.

530,000 shares of Pubco Common Stock upon conversion of 530,000 ATII Ordinary Shares underlying ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

265,000 PubCo SPAC Warrants upon conversion of 265,000 ATII Private Warrants underlying 530,000 ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

$10,000 per month until liquidation or completion of an initial business combination

Up to $1,500,000 in Working Capital Loans, which loans may be convertible into units at the Business Combination at a price of $10.00 per unit.

The Sponsor acquired 5,750,000 Founder Shares in June 2024, prior to the IPO, for an aggregate purchase price of $25,000, or approximately $0.004 per ATII Ordinary Share.

The Sponsor acquired 530,000 ATII Private Shares and 265,000 ATII Private Warrants included in the 530,000 ATII Private Units purchased in a private placement concurrently with the IPO for an aggregate purchase price of $5,300,000.

ATII entered into an administrative services agreement providing that, commencing on effective date of the IPO, ATII agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of its initial business combination or its liquidation, ATII will cease paying these monthly fees.

As disclosed in the IPO prospectus, ATII may issue Working Capita Loans that would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of ATII, at a price of $10.00 per unit. If ATII completes an initial business combination by the Completion Window, ATII would repay the Working Capital Loans out of the proceeds of the Trust Account released to ATII in connection with its initial business combination. Otherwise, the Working Capital Loans would be repaid only out of funds held outside of the Trust Account. In the event that an initial business combination is not completed during by the Completion Window, ATII may use a portion of proceeds held outside of the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The units of ATII into which such Working Capital Loans may be convertible would be identical to the ATII Private Units issued concurrently with the IPO. As of the date of this proxy statement/prospectus, ATII has no outstanding borrowings under Working Capital Loans

Entity/Individual	Amount of Compensation Received or to be Received or Securities Issued or to be Issued	Consideration

BTIG

310,000 shares of Pubco Common Stock upon conversion of 310,000 ATII Ordinary Shares underlying ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

155,000 PubCo SPAC Warrants upon conversion of 155,000 ATII Private Warrants underlying 310,000 ATII Private Units, each such ATII Private Unit consisting of one ATII Ordinary Share and one-half of one ATII Private Warrant.

BTIG acquired 310,000 ATII Private Shares and 155,000 ATII Private Warrants included in the 310,000 ATII Private Units purchased in a private placement concurrently with the IPO for an aggregate purchase price of $3,100,000.

ATII Directors and Officers of ATII

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination during the Completion Window. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

Services in connection with identifying, investigating and completing an initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Eric R. Ball	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Chairman of the Board

	SoundHound AI, Inc.	voice AI and speech recognition company	Board Member

	Cerracap Impact Venture Capital (CIVC, fka Impact Venture Capital)	venture capital firm	General Partner

Long Long	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Board Member

Daniel L. Sheehan	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Board Member

	Silicon Valley Wealth Law	Lawfirm	Managing Partner

Stephen N. Cannon	Everest Partners Limited	investment firm	President

Jack Crawford	Cerracap Impact Venture Capital (CIVC, fka Impact Venture Capital)	venture capital firm	Managing Partner

	Cornami, Inc.	AI semiconductor development company	Board Member